UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
L-3 Communications Holdings, Inc.	142	$17,206
Lockheed Martin Corp.	104	17,020
Northrop Grumman Corp.	148	17,989
Raytheon Co.	184	17,953
United Technologies Corp.	144	16,736

		$86,904

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	184	$19,114

		$19,114

Banks — 3.3%
Bank of Hawaii Corp.	305	$17,007
Commerce Bancshares, Inc.	391	16,973
Cullen/Frost Bankers, Inc.	212	15,870
M&T Bank Corp.	148	17,963
U.S. Bancorp	420	17,720
Wells Fargo & Co.	335	17,011

		$102,544

Beverages — 2.2%
Brown-Forman Corp., Class B	186	$17,237
Coca-Cola Co. (The)	427	17,469
Dr Pepper Snapple Group, Inc.	313	18,060
PepsiCo, Inc.	195	17,224

		$69,990

Biotechnology — 1.2%
Amgen, Inc.	152	$17,631
PDL BioPharma, Inc.	2,001	18,749

		$36,380

Chemicals — 5.0%
Air Products and Chemicals, Inc.	149	$17,875
Airgas, Inc.	167	17,755
Dow Chemical Co. (The)	361	18,815
E.I. du Pont de Nemours & Co.	247	17,120
International Flavors & Fragrances, Inc.	177	17,569
Olin Corp.	603	16,432
Praxair, Inc.	136	17,985
RPM International, Inc.	397	17,099
Scotts Miracle-Gro Co. (The), Class A	269	16,127

		$156,777

Commercial Services & Supplies — 2.3%
Cintas Corp.	277	$17,207
Covanta Holding Corp.	995	18,995
Republic Services, Inc.	484	17,134
Waste Management, Inc.	405	18,095

		$71,431

Communications Equipment — 0.6%
Harris Corp.	238	$18,385

		$18,385

Security	Shares	Value
Containers & Packaging — 3.3%
AptarGroup, Inc.	255	$16,980
Avery Dennison Corp.	324	16,427
Bemis Co., Inc.	429	17,765
MeadWestvaco Corp.	448	18,180
Packaging Corp. of America	258	17,843
Sonoco Products Co.	403	17,023

		$104,218

Distributors — 0.5%
Genuine Parts Co.	195	$16,834

		$16,834

Diversified Financial Services — 0.5%
CME Group, Inc.	239	$17,208

		$17,208

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	501	$17,770
CenturyLink, Inc.	483	18,195
Frontier Communications Corp.	3,178	18,401
Verizon Communications, Inc.	367	18,335
Windstream Holdings, Inc.	2,069	19,800

		$92,501

Electric Utilities — 5.5%
American Electric Power Co., Inc.	336	$17,926
Duke Energy Corp.	226	16,064
Entergy Corp.	248	18,704
FirstEnergy Corp.	542	18,330
Hawaiian Electric Industries, Inc.	653	15,705
Pepco Holdings, Inc.	618	17,119
PPL Corp.	506	17,756
Southern Co. (The)	380	16,636
Westar Energy, Inc.	470	16,943
Xcel Energy, Inc.	551	16,949

		$172,132

Electrical Equipment — 0.5%
Emerson Electric Co.	251	$16,749

		$16,749

Energy Equipment & Services — 3.3%
Bristow Group, Inc.	215	$16,336
Diamond Offshore Drilling, Inc.	319	16,288
National Oilwell Varco, Inc.	221	18,093
Oceaneering International, Inc.	229	16,499
Schlumberger, Ltd.	176	18,311
Tidewater, Inc.	349	18,190

		$103,717

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	158	$18,331
Sysco Corp.	457	17,151
Wal-Mart Stores, Inc.	233	17,888

		$53,370

Food Products — 2.8%
Campbell Soup Co.	370	$16,983
ConAgra Foods, Inc.	544	17,571
General Mills, Inc.	323	17,742
Hershey Co. (The)	173	16,840
Kellogg Co.	267	18,418

		$87,554

Security	Shares	Value
Gas Utilities — 0.6%
AGL Resources, Inc.	344	$18,363

		$18,363

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	426	$17,044
Baxter International, Inc.	231	17,189
Becton, Dickinson and Co.	157	18,479
Medtronic, Inc.	282	17,210
Teleflex, Inc.	169	18,022

		$87,944

Health Care Providers & Services — 4.5%
AmerisourceBergen Corp.	255	$18,661
Cardinal Health, Inc.	234	16,527
McKesson Corp.	101	19,154
Owens & Minor, Inc.	480	16,646
Patterson Cos., Inc.	400	15,664
Quest Diagnostics, Inc.	295	17,668
UnitedHealth Group, Inc.	223	17,757
WellPoint, Inc.	172	18,638

		$140,715

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	410	$16,412
Cracker Barrel Old Country Store, Inc.	168	16,893
Darden Restaurants, Inc.	353	17,692
DineEquity, Inc.	227	18,022
McDonald’s Corp.	186	18,866
Wynn Resorts, Ltd.	87	18,702

		$106,587

Household Durables — 1.1%
Garmin, Ltd.	298	$17,555
Leggett & Platt, Inc.	515	17,469

		$35,024

Household Products — 2.2%
Clorox Co. (The)	186	$16,669
Colgate-Palmolive Co.	259	17,716
Kimberly-Clark Corp.	148	16,628
Procter & Gamble Co. (The)	207	16,723

		$67,736

Industrial Conglomerates — 1.1%
3M Co.	124	$17,676
General Electric Co.	645	17,280

		$34,956

Insurance — 5.9%
American Financial Group, Inc.	288	$16,814
Arthur J. Gallagher & Co.	382	17,507
Cincinnati Financial Corp.	342	16,765
Endurance Specialty Holdings, Ltd.	308	15,930
Marsh & McLennan Cos., Inc.	333	16,740
Mercury General Corp.	368	17,351
Old Republic International Corp.	1,030	17,613
PartnerRe, Ltd.	163	17,501
ProAssurance Corp.	372	16,907
Progressive Corp.	680	17,020
Validus Holdings, Ltd.	436	16,276

		$186,424

Security	Shares	Value
IT Services — 4.0%
Amdocs, Ltd.	378	$18,189
Automatic Data Processing, Inc.	226	18,008
Broadridge Financial Solutions, Inc.	445	18,254
DST Systems, Inc.	196	17,865
Jack Henry & Associates, Inc.	337	19,543
Leidos Holdings, Inc.	204	7,782
Paychex, Inc.	407	16,732
Science Applications International Corp.	231	8,947

		$125,320

Leisure Products — 1.0%
Hasbro, Inc.	298	$16,003
Mattel, Inc.	422	16,386

		$32,389

Machinery — 1.7%
Caterpillar, Inc.	169	$17,277
Deere & Co.	185	16,866
Illinois Tool Works, Inc.	205	17,743

		$51,886

Media — 3.9%
Cinemark Holdings, Inc.	586	$18,471
Meredith Corp.	356	16,006
Omnicom Group, Inc.	254	18,072
Regal Entertainment Group, Class A	900	17,559
Thomson Reuters Corp.	480	16,651
Time Warner Cable, Inc.	130	18,351
Time Warner, Inc.	251	17,527

		$122,637

Metals & Mining — 2.7%
Compass Minerals International, Inc.	201	$18,691
Freeport-McMoRan Copper & Gold, Inc.	518	17,638
Newmont Mining Corp.	686	15,702
Nucor Corp.	322	16,303
Southern Copper Corp.	598	17,773

		$86,107

Multi-Utilities — 4.8%
Ameren Corp.	404	$15,898
Consolidated Edison, Inc.	311	17,108
Dominion Resources, Inc.	235	16,206
DTE Energy Co.	228	17,355
Integrys Energy Group, Inc.	283	16,411
Public Service Enterprise Group, Inc.	444	17,298
SCANA Corp.	327	17,004
TECO Energy, Inc.	979	16,907
Vectren Corp.	430	17,149

		$151,336

Multiline Retail — 0.6%
Target Corp.	306	$17,369

		$17,369

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	142	$17,436
ConocoPhillips	218	17,427
CVR Energy, Inc.	341	16,047
Devon Energy Corp.	241	17,810
Exxon Mobil Corp.	173	17,392
Golar LNG, Ltd.	381	17,735
HollyFrontier Corp.	340	16,745
Marathon Oil Corp.	479	17,560
Murphy Oil Corp.	265	16,343
Noble Energy, Inc.	234	16,864
Occidental Petroleum Corp.	175	17,446
Spectra Energy Corp.	451	18,302
Teekay Corp.	293	16,950
Williams Cos., Inc.	402	18,878

		$242,935

Paper & Forest Products — 0.5%
Domtar Corp.	186	$16,904

		$16,904

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	321	$15,967
Eli Lilly & Co.	311	18,616
Johnson & Johnson	172	17,451
Merck & Co., Inc.	305	17,647
Pfizer, Inc.	579	17,156

		$86,837

Road & Rail — 1.1%
Landstar System, Inc.	277	$17,985
Werner Enterprises, Inc.	652	17,213

		$35,198

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	352	$18,438
Intel Corp.	687	18,769
Linear Technology Corp.	401	18,510
Microchip Technology, Inc.	363	17,279

		$72,996

Software — 1.1%
CA, Inc.	615	$17,644
Microsoft Corp.	426	17,441

		$35,085

Specialty Retail — 0.6%
L Brands, Inc.	312	$17,906

		$17,906

Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp, Inc.	1,019	$15,570
People’s United Financial, Inc.	1,097	15,764

		$31,334

Tobacco — 2.4%
Altria Group, Inc.	447	$18,577
Lorillard, Inc.	314	19,521
Philip Morris International, Inc.	204	18,062
Reynolds American, Inc.	307	18,307

		$74,467

Security	Shares	Value
Trading Companies & Distributors — 0.6%
TAL International Group, Inc.(1)	396	$17,353

		$17,353

Total Common Stocks (identified cost $2,999,630)		$3,121,616

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$9	$8,677

Total Short-Term Investments (identified cost $8,677)		$8,677

Total Investments — 99.7% (identified cost $3,008,307)		$3,130,293

Other Assets, Less Liabilities — 0.3%		$10,807

Net Assets — 100.0%		$3,141,100

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $50.

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 26, 2014. The Fund’s investment objective is total return and current income.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,008,307

Gross unrealized appreciation	$142,849
Gross unrealized depreciation	(20,863)

Net unrealized appreciation	$121,986

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$3,121,616	*	$—	$—	$3,121,616
Short-Term Investments	—		8,677	—	8,677
Total Investments	$3,121,616		$8,677	$—	$3,130,293

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014